GENERAL	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.
Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel and began its business operations in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. As of November, 2010, the controlling shareholder of the Company is Asseco Poland S.A. ("Asseco"), a Polish public company, traded on the Warsaw Stock Exchange.

Formula, through its subsidiaries and affiliates (collectively, the "Company" or the "Group") is engaged in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and learning and integration. The Group operates through four directly held subsidiary and affiliated companies: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic"), Sapiens International Corporation N.V ("Sapiens") and, InSync Staffing Solutions, Inc (“Insync”).

Sapiens:

On November 19, 2013, Sapiens completed a follow-on public offering of its common shares on the NASDAQ. Sapiens issued 6,497,400 shares at a price of $ 6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to approximately $ 37,791. As a result of the offering, Formula’s interest in Sapiens' outstanding common shares was diluted from 56.8% to 48.6%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with Financial Accounting Standards Board ("FASB”) Accounting Standards Codification ("ASC") 810, Consolidation. The gain recognized in relation of Formula’s loss of control in Sapiens and the related re-measurement of the investment to fair value amounted to $ 61,164 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

From August 21, 2014 through December 23, 2014, Formula purchased an aggregate of 1,545,802 common shares of Sapiens through broker-initiated and private transactions for an aggregate purchase price of $ 11,908, pursuant to which Formula’s holdings in Sapiens were increased to 50.2%. As a result of Formula’s gaining of control in Sapiens, Formula’s investment in Sapiens was consolidated in Formula’s closing balances as of December 31, 2014. The gain recognized in relation to the consolidation of Sapiens and the related re-measurement of the investment to fair value amounted to $ 3,413 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

From December 23, 2014 until September 30, 2015, Sapiens issued 1,077,003 shares following exercise of options by Sapiens employees that resulted in Formula’s interest in Sapiens' outstanding common shares being diluted from 50.2% to 49.1%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with ASC 810. The gain, net of tax, recognized in relation of Formula’s loss of control in Sapiens and the related re-measurement of the investment to fair value amounted to $ 56,369 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

On August 18, 2015 (the “Acquisition Date”), Sapiens consummated the acquisition from Asseco of all issued and outstanding shares of Insseco Sp. Z O.O. (“Insseco”). Asseco was the ultimate parent company of Sapiens, through Asseco’s holdings in Formula, which has been the direct parent company of Sapiens in effective from December 23, 2014 and until September 30, 2015. Insseco is a newly established company into which Asseco had transferred all of its Polish insurance employees, certain fixed assets, certain customer contracts and certain software, including intellectual property rights.

The acquisition of Insseco from Asseco, which is the ultimate parent company of Sapiens is a transaction between entities under common control, and therefore accounted for under the pooling of interest method in accordance with ASC 805, Business Combinations. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements. As the common control commenced on December 23, 2014, the balance sheets as of December 31, 2014 of Sapiens and, as such, of Formula were adjusted to reflect the carrying amounts combination between Sapiens and Insseco. The results of Sapiens and of Formula for the twelve-month period ended December 31, 2015 were also adjusted to reflect the combination with Insseco, accordingly.

Under the pooling-of-interests method, the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, other than those existed in the combining entities and no goodwill is recognized as a result of the combination.

The application of the pooling-of-interests method with respect to the acquisition of Insseco increased the total assets, liabilities and equity as of December 31, 2014 by $ 4,385, $ 2,288, and $  2,097, respectively. Revenues, pretax income and net income of Insseco for the twelve month period ended December 31, 2015, which are included in the consolidated statements of income amounted to $ 7,780, $ 718 and $ 578, respectively. (see additional information in note 3a).

Magic:

On March 5, 2014, Magic completed a follow-on public offering of its ordinary shares on the NASDAQ. Magic issued 6,900,000 shares at a price of $ 8.50 per share before issuance expenses. Total net proceeds from the issuance amounted to $ 54,726. As a result of the offering, Formula’s interest in Magic’s outstanding ordinary shares was diluted from 51.6% to 45.0%. Formula's investment in Magic following the dilution was measured under the equity method of accounting due to loss of control in Magic in accordance with ASC 810. The gain recognized in relation of Formula’s loss of control in Magic and the related re-measurement of the investment to fair value amounted to $ 83,520 offset by $ 16,361 of deferred tax expenses, both presented in the income statement as equity in gains of affiliated companies, net.

For a description of the Company's operations, see Note 18f.

b.
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership
	and control
	December 31,
	2014	2015
Name of subsidiary (affiliate)

Matrix	50.18	50.04
Magic(1)	45.14	46.40
Sapiens(2)	50.16	49.13
Insync	90.09	90.09

1)	From March 5, 2014 until December 31, 2015 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.

2)
From November 19, 2013 until December 23, 2014 and from September 30, 2015 until December 31, 2015, Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.